August 4, 2017

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Chester Funds (the “Trust”)
File No. 2-92948

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated July 24, 2017, filed pursuant to Rule 497(e), for the Vanguard
Target Retirement 2065 Fund and Vanguard Institutional Target Retirement 2065 Fund, each a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-2153.

Sincerely,

Jaliya S. Faulkner
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin
U. S. Securities and Exchange Commission